WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

Note 13. WARRANTS

We account for Common Stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of Common Stock by the Company are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the consolidated statement of operations, which is revalued at each consolidated balance sheet date subsequent to the initial issuance of the stock warrant.

As of December 31, 2023, and December 31, 2022, the Company had 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $5.03 and various expiration dates through September 2027. During year end December 31, 2023, no warrants were exercised into an equivalent number of Common Shares as compared to 1,036,486 warrants being exercised during the year ended December 31, 2022.

On September 17, 2023, the Company entered into a warrant amendment with certain holders of (1) tradeable warrants (the “Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock; (2) non-tradeable warrants (the “Non-Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock and (3) other outstanding warrants (the “Pre-IPO Warrants”) who have the right to purchase 1,109,475 shares of Common Stock. The warrant amendment provides that such warrants will not be exercisable until the date that the Company files a certificate of amendment to its certificate of incorporation with the State of Delaware which increases the number of shares of its authorized Common Stock to allow for sufficient authorized and unissued shares of Common Stock for the full exercise of all of the outstanding Pre-IPO Warrants, Tradeable Warrants, and Non-Tradeable Warrants of the Company and the issuance of all of the shares of Common Stock underlying such warrants.